UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2008

1.814653.103

NCC-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (d) - 95.4%
Due Date	Yield (a)	Principal Amount	Value
Australia & New Zealand Banking Group Ltd.
5/15/08	3.05%	$ 125,000,000	$ 124,537,083
Bank of Ireland
6/13/08	2.82	50,000,000	49,716,111
Bank of Scotland PLC
4/2/08 to 6/18/08	2.56 to 4.62	327,200,000	326,548,728
Barclays U.S. Funding Corp.
4/11/08 to 7/18/08	3.00 to 5.19	285,000,000	283,274,583
BNP Paribas Finance, Inc.
4/1/08 to 10/2/08	2.65 to 3.04	308,721,000	307,208,964
Canadian Imperial Holdings, Inc.
6/20/08 to 6/26/08	2.72 to 2.90	225,000,000	223,584,000
CBA Finance, Inc.
4/7/08 to 6/12/08	2.72 to 4.55	298,235,000	297,373,658
Citigroup Funding, Inc.
4/24/08 to 6/9/08	3.18 to 4.46	115,000,000	114,492,108
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/08 to 5/9/08	3.25 to 4.04	97,000,000	96,767,615
Danske Corp.
4/9/08 to 5/1/08	3.05 to 3.34 (c)	216,000,000	216,000,000
5/15/08	3.15 (b)(c)	100,000,000	100,000,000
DnB NOR Bank ASA
4/10/08 to 6/16/08	2.75 to 4.85 (c)	239,014,000	238,630,623
Edison Asset Securitization LLC
5/13/08	3.00	100,000,000	99,652,333
Emerald Notes (BA Credit Card Trust)
4/7/08 to 6/12/08	3.12 to 4.59	104,250,000	104,046,418
Falcon Asset Securitization Corp.
4/24/08	3.53	2,000,000	1,995,528
General Electric Capital Corp.
8/22/08	4.54	25,000,000	24,564,049
Govco, Inc.
4/22/08 to 6/13/08	2.51 to 3.48	291,000,000	289,866,540
Greenwich Capital Holdings, Inc.
4/21/08	3.25	33,850,000	33,789,446
Intesa Funding LLC
4/14/08 to 8/5/08	2.78 to 4.25	329,000,000	327,580,837
JPMorgan Chase & Co.
8/4/08	2.92	100,000,000	99,001,736

Due Date	Yield (a)	Principal Amount	Value
Kitty Hawk Funding Corp.
4/4/08 to 5/23/08	2.58 to 3.21%	$ 350,668,000	$ 349,506,197
Lloyds TSB Bank PLC
4/1/08 to 6/3/08	2.60 to 2.75	237,139,000	236,989,716
Mont Blanc Capital Corp.
4/23/08	3.38	4,000,000	3,991,811
Natexis Banques Populaires US Finance Co. LLC
4/1/08 to 6/20/08	2.60 to 3.07	383,865,000	382,593,780
Nationwide Building Society
4/10/08 to 5/19/08	2.95 to 4.09	100,000,000	99,766,559
Norddeutsche Landesbank Girozentrale
4/15/08	4.00	3,000,000	2,995,380
Nordea North America, Inc.
4/9/08	2.80	5,126,000	5,122,810
Palisades Notes (Citibank Omni Master Trust)
5/15/08 to 5/19/08	3.12 to 3.22	85,000,000	84,660,936
Rabobank USA Financial Corp.
6/25/08	2.58	200,000,000	198,788,750
Royal Bank of Scotland PLC
7/17/08	3.72	84,750,000	83,830,580
SANPAOLO IMI U.S. Financial Co.
5/2/08	4.81	50,000,000	49,798,069
Santander Finance, Inc.
5/20/08 to 9/24/08	2.49 to 4.92	228,900,000	227,010,179
Sheffield Receivables Corp.
4/2/08 to 5/8/08	2.61 to 3.31	352,500,000	351,948,634
Skandinaviska Enskilda Banken AB
4/10/08 to 4/25/08	3.22 to 4.74	171,950,000	171,632,093
Societe Generale North America, Inc.
4/7/08 to 7/2/08	3.32 to 4.92	320,000,000	319,219,828
Svenska Handelsbanken, Inc.
5/12/08 to 6/16/08	2.60 to 3.02	159,200,000	158,535,266
Thames Asset Global Securities No. 1, Inc.
4/3/08 to 6/25/08	2.66 to 4.66	347,913,000	347,422,784
Toronto Dominion Holdings (USA)
9/29/08 to 10/1/08	2.63 to 2.65	175,000,000	172,694,062
Toyota Motor Credit Corp.
6/9/08 to 7/29/08	4.51 to 4.67	100,000,000	98,839,083
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value
UBS Finance, Inc.
4/24/08 to 5/5/08	4.50 to 4.75%	$ 100,000,000	$ 99,642,583
UniCredito Italiano Bank (Ireland) PLC
6/17/08 to 6/19/08	2.85	179,400,000	178,307,023
Variable Funding Capital Co. LLC
4/7/08 to 5/9/08	2.61 to 3.18	60,000,000	59,907,446
Westpac Banking Corp.
4/2/08 to 5/7/08	3.20 to 4.69 (c)	300,000,000	299,962,500
TOTAL COMMERCIAL PAPER			7,341,796,429
Federal Agencies - 4.6%

Federal Home Loan Bank - 2.0%
4/21/08	2.47 (c)	150,000,000	149,936,152
Freddie Mac - 2.6%
4/18/08 to 4/21/08	2.54 to 2.75 (c)	200,000,000	199,985,315
TOTAL FEDERAL AGENCIES			349,921,467
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,691,717,896)	7,691,717,896
NET OTHER ASSETS - 0.0%	927,119
NET ASSETS - 100%	$ 7,692,645,015
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,000,000 or 1.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Income Tax Information
At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,691,717,896.

Quarterly Report

Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2008

1.814654.103

NCT-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 96.5%
Fannie Mae:
0% 11/28/08	$ 4,833,000	$ 4,768,615
3.375% 12/15/08	11,525,000	11,622,686
Federal Home Loan Bank 2.63% 2/27/09	26,500,000	26,582,229
Freddie Mac 0% 2/2/09	24,122,000	23,722,926
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		66,696,456
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bills, yield at date of purchase 1.73% 9/4/08	2,000,000	1,987,346
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,343,370)		68,683,802
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.7%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $337,000)	$ 337,016	337,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $68,680,370)		69,020,802
NET OTHER ASSETS - 0.2%		107,162
NET ASSETS - 100%		$ 69,127,964
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$337,000 due 4/01/08 at 1.70%
BNP Paribas Securities Corp.	$ 337,000
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $68,655,010. Net unrealized appreciation aggregated $365,792, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	May 30, 2008
By:	/s/Kenneth Robins
Kenneth Robins
Treasurer and Chief Financial Officer

Date:	May 30, 2008